Income Taxes - Disclosure of Reconciliation Between Income Tax Expense And The Accounting Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Reconciliation Between Income Tax Expense And The Accounting Earnings [Abstract]
Earnings before income taxes	$ 28,724	$ 31,660
Combined basic Canadian and U.S. federal, provincial and state tax rates	26.66%	26.53%
Income tax expense at combined statutory tax rates	$ 7,657	$ 8,398
Adjustments for the tax effect of:
State tax adjustments	1,502	(1,539)
Non-deductible compensation	598	0
Non-deductible meals and entertainment	431	413
Other non-deductible expenses	101	(187)
Other	15	31
Tax expense (income)	$ 10,304	$ 7,116